OTHER INFORMATION	12 Months Ended
Dec. 31, 2013
OTHER INFORMATION

NOTE 12 – OTHER INFORMATION

The following table discloses the components of “Other income (expense)” for the years ended December 31, 2013, 2012 and 2011, respectively:

(In thousands)	Years Ended December 31,
	2013	2012	2011
Foreign exchange gain (loss)	$1,772	$(3,018)	$(234)
Debt modification expenses	(23,555)	—	—
Other	(197)	3,268	(2,935)

Total other income (expense), net	$(21,980)	$250	$(3,169)

The following table discloses the increase (decrease) in net deferred income tax liabilities related to each component of other comprehensive income (loss) for the years ended December 31, 2013, 2012 and 2011, respectively:

(In thousands)	Years Ended December 31,
	2013	2012	2011
Foreign currency translation adjustments and other	$(14,421)	$3,210	$(449)
Unrealized holding gain on marketable securities	(11,010)	15,324	2,667
Unrealized holding gain (loss) on cash flow derivatives	28,759	30,074	20,157

Total increase (decrease) in deferred tax liabilities	$3,328	$48,608	$22,375

The following table discloses the components of “Other current assets” as of December 31, 2013 and 2012, respectively:

(In thousands)	As of December 31,
	2013	2012
Inventory	$26,872	$23,110
Deferred tax asset	51,967	19,249
Deposits	5,126	4,223
Deferred loan costs	30,165	44,446
Other	47,027	43,907

Total other current assets	$161,157	$134,935

The following table discloses the components of “Other assets” as of December 31, 2013 and 2012, respectively:

(In thousands)	As of December 31,
	2013	2012
Investments in, and advances to, nonconsolidated affiliates	$238,806	$370,912
Other investments	9,725	119,196
Notes receivable	302	363
Prepaid expenses	24,231	32,382
Deferred loan costs	143,763	157,726
Deposits	26,200	24,474
Prepaid rent	62,864	71,942
Other	15,721	28,942
Non-qualified plan assets	11,844	10,593

Total other assets	$533,456	$816,530

The following table discloses the components of “Other current liabilities” as of December 31, 2013 and 2012, respectively:

(In thousands)	As of December 31,
	2013	2012
Interest rate swap - current portion	$—	$76,939
Redeemable noncontrolling interest	—	60,950

Total other current liabilities	$—	$137,889

The following table discloses the components of “Other long-term liabilities” as of December 31, 2013 and 2012, respectively:

(In thousands)	As of December 31,
	2013	2012
Unrecognized tax benefits	$131,015	$158,321
Asset retirement obligation	59,125	56,047
Non-qualified plan liabilities	11,844	10,593
Deferred income	20,273	12,121
Deferred rent	120,092	106,394
Employee related liabilities	31,617	24,265
Other	92,080	82,776

Total other long-term liabilities	$466,046	$450,517

The following table discloses the components of “Accumulated other comprehensive loss,” net of tax, as of December 31, 2013 and 2012, respectively:

(In thousands)	As of December 31,
	2013	2012
Cumulative currency translation adjustment	$(209,392)	$(178,372)
Cumulative unrealized gain on securities	1,101	66,982
Cumulative other adjustments	12,218	6,286
Cumulative unrealized loss on cash flow derivatives	—	(48,180)

Total accumulated other comprehensive loss	$(196,073)	$(153,284)